Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest Income
Interest on loans, including fees	$ 13,167,000	$ 11,530,000
Interest and dividends on investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	944,000	595,000
Total Interest Income	14,111,000	12,125,000
Interest Expense
Interest on deposits	4,287,000	3,264,000
Interest on Federal Home Loan Bank short-term borrowings	141,000	197,000
Interest on Federal Home Loan Bank long-term borrowings	479,000	352,000
Interest on subordinated debt	519,000	7,000
Total Interest Expense	5,426,000	3,820,000
Net Interest Income	8,685,000	8,305,000
Provision for Loan Losses	303,000	415,000
Net Interest Income after Provision for Loan Losses	8,382,000	7,890,000
Non-Interest Income
Insurance commissions	419,000	430,000
Income from bank-owned life insurance	80,000	80,000
Net gain on loans held for sale	3,014,000	2,120,000
Gain on the sale of SBA loans	265,000	105,000
Loss on sale of investment securities available for sale	(4,000)
(Loss) gain on sales and write-downs of other real estate owned	(221,000)	63,000
Total Non-Interest Income, net	4,953,000	3,947,000
Non-Interest Expense
Salaries and employee benefits	6,947,000	6,407,000
Directors’ fees and expenses	223,000	208,000
Occupancy and equipment	692,000	601,000
Data processing	508,000	398,000
Professional fees	416,000	365,000
FDIC deposit insurance assessment	15,000	186,000
Other real estate owned expenses	22,000	20,000
Advertising	195,000	217,000
Amortization of other intangible	49,000	48,000
Other	841,000	716,000
Total Non-Interest Expense	9,908,000	9,166,000
Income before Income Taxes	3,427,000	2,671,000
Income Taxes	950,000	667,000
Net Income	$ 2,477,000	$ 2,004,000
Earnings per share – basic (in dollars per share)	$ 1.27	$ 1.04
Average shares outstanding - basic (in shares)	1,956,612	1,923,491
Earnings per share - diluted (in dollars per share)	$ 1.24	$ 1.01
Average shares outstanding - diluted (in shares)	2,005,438	1,982,998
Mortgage Banking and Abstract Fees [Member]
Non-Interest Income
Non-interest revenue	$ 1,152,000	$ 826,000
Real Estate Sales Commissions [Member]
Non-Interest Income
Non-interest revenue	180,000	192,000
Other Fees and Services Fees [Member]
Non-Interest Income
Non-interest revenue	$ 68,000	$ 131,000